FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
 207-347-2000

August 28, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Re:	Forum Funds (the “Trust” or “Registrant”) File Nos. 002-67052/811-03023 Post-Effective Amendment (“PEA”) No. 596

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 596 to the Registrant’s currently effective registration statement on Form N-1A relating to DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to add Institutional Share Classes for DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund and make other non-material changes to the Funds' prospectuses and statements of additional information.

The Registrant has elected that this filing be automatically effective on October 27, 2017, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

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